Short-term Investments (Tables)	12 Months Ended
Apr. 30, 2025
Current financial assets at fair value through other comprehensive income [abstract]
Schedule of Short-term Investments

	As at April 30, 2025	As at April 30, 2024
	($)	($)
Fair value, at the beginning of the year	9,143	38,340
Additions for the year	574	936
Disposals for the year	—	(45,386)
Fair value adjustment due to foreign exchange rate change for the year	—	(79)
Fair value adjustment due to share price change for the year	(2,570)	15,332
Fair value, at the end of the year	7,147	9,143